Investment securities - Allowance for credit loss (Details 7)	Dec. 31, 2022
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Debt Securities, Available-for-sale, Unrealized Loss Position, Number of Positions	12